Investments in Associates - Schedule of Financial Information of Gelesis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Non-current assets	$ 346,771	$ 316,454
Current assets	347,201	386,192
Non-current liabilities	(184,371)	(58,172)
Current liabilities	(51,370)	(96,885)
Investment in associates – equity method	3,185	9,147	$ 0
Revenue	3,330	15,618	17,388
Total comprehensive income/(loss) for the year	(66,535)	(37,444)	$ (62,709)
Reversal of equity method losses recorded against LTIs (due to decrease in LTI fair value)		$ 4,406
Gelesis
Disclosure of associates [Line Items]
Percentage ownership interest		22.50%	42.00%	47.90%
Non-current assets		$ 333,040
Current assets		23,495
Non-current liabilities		(99,053)
Current liabilities		(80,010)
Non-controlling interests and options issued to third parties		(46,204)
Net assets (deficit) attributable to shareholders of Gelesis Inc.		131,268
Group's share of net assets (net deficit)		29,504
Goodwill		3,858
Impairment		(28,452)
Investment in associates – equity method	$ 4,910
Revenue		25,767	$ 11,185
Loss from continuing operations (100%)		(111,567)	(271,430)
Total comprehensive income/(loss) for the year		(112,285)	(273,005)
Group's share in net losses - limited to net investment amount		(24,306)	(73,703)
Group's share of total comprehensive loss - limited to net investment amount		$ (24,472)	$ (73,703)